Share-Based Payments - Fair Value and Parameters for Equity-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
2022 tranches
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 93.80	€ 93.80
Weighted average share price | € / shares	€ 97.61
Expected dividend yield	2.43%	2.43%
Weighted average initial life at grant date (in years)	1 year 7 months 6 days	1 year 7 months 6 days
Weighted average remaining life of awards outstanding	1 year 2 months 12 days	1 year 2 months 12 days
Qualtrics Rights
SHARE-BASED PAYMENTS
Weighted average fair value | $			$ 44.27	$ 20.69
Weighted average share price | $ / shares		€ 20.69
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average initial life at grant date (in years)	2 years 1 month 6 days	2 years 1 month 6 days
Weighted average remaining life of awards outstanding	2 years 4 months 24 days	2 years 4 months 24 days	3 years